United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:    12/31/99

Check here if Amendment: [  ]      Amendment number:   [  ]
This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105

13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 3, 2000

Report Type (Check only one):

[  X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager:  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      45
Form 13F Information Table Value Total:      $129,086
                                          (thousands)
List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE
                       AS OF DECEMBER 31, 1999 (SEC USE ONLY)
               NAME OF REPORTING MANAGER: Cortland Associates, Inc.


                                                                             Item 6:
                                                 Item 4:      Item 5:  INVESTMENT DISCRETION
                         Item 2:    Item 3:      FAIR       SHARES OR     SHARED AS          Item 7:           Item 8:
Item 1:                  TITLE OF   CUSIP        MARKET     PRINCIPAL  DEFINED IN SHARED    MANAGERS       VOTING AUTHORITY
NAME OF ISSUER           CLASS      NUMBER       VALUE        AMOUNT  SOLE  INST.V  OTHER  SEE INSTR.V   SOLE  SHARED  NONE

ACXIOM CORP              Common     005125109 $11,278,000      469,925  X                                3,300   83,675    382,950

ADIDAS-SALOMON AG        Common     D0065L101  $1,205,000       16,175  X                                  175    2,050     13,950

ANHEUSER-BUSCH COS       Common     035229103    $795,000       11,212  X                                                   11,212

BANKAMERICA              Common     060505104    $375,000        5,474  X                                                    5,474

BARRETT RESOURCES        Common     068480201    $302,000       10,245  X                                                   10,245

CENTERPOINT PROPERTIES   Common     151895109    $238,000        6,550  X                                                    6,550

CHATEAU COMMUNITIES      Common     161726104    $552,000       21,276  X                                         1,174     20,102

COMPX INTL               Common     20563P101  $5,142,000      279,860  X                                1,750   50,900    227,210

DEVON ENERGY CO          Common     25179M103  $5,189,000      157,851  X                                1,150   23,616    133,085

CHEMED CORP              Common     163596109  $2,893,000      101,050  X                                  550   19,200     81,300

FOREMOST CORP OF AMER    Common     345469100 $45,431,000    1,601,105  X                                3,925  288,875  1,308,305

BELL ATLANTIC            Common     077853109    $409,000        6,649  X                                                    6,649

GENERAL ELEC             Common     369604103    $845,000        5,459  X                                                    5,459

HARTE-HANKS COMM INC     Common     416196103    $385,000       17,710  X                                           900     16,810

CHUBB                    Common     171232101  $2,130,000       37,825  X                                         9,450     28,375

ALLIED HEALTHCARE PROD   Common     019222108     $24,000       10,000  X                                                   10,000

SUN MICROSYSTEMS         Common     866810104    $370,000        4,775  X                                                    4,775

INTL SPEEDWAY CORP CL B  Common     460335300    $775,000       15,500  X                                                   15,500

BALL CORP                Common     058498106    $259,000        6,575  X                                  300               6,275

BELLSOUTH CORP           Common     079860102    $410,000        8,760  X                                                    8,760

NAVIGATORS GROUP INC     Common     638904102  $1,598,000      163,875  X                                1,850   23,975    138,050

PAXAR CORP               Common     704227107  $4,901,000      580,858  X                                3,165  130,077    447,616

PRAXAIR INC              Common     74005P104    $273,000        5,435  X                                                    5,435

REINSURANCE GROUP
   OF AMERICA            Common     759351109    $250,000        9,000  X                                                    9,000

SCHLUMBERGER LTD         Common     806857108  $4,395,000       78,311  X                                  657   10,611     67,043

WEST TELESERVICES CORP   Common     956188106  $8,707,000      356,280  X                                1,925   66,100    288,255

WILLIAMS CO INC          Common     969457100  $3,766,000      123,238  X                                  624   11,100    111,514

WALMART STORES           Common     931142103  $1,768,000       25,583  X                                                   25,583

LUCENT TECHNOLOGIES      Common     549463107    $506,000        6,748  X                                                    6,748

EXXON MOBIL              Common     302290101    $396,000        4,914  X                                                    4,914

PEPSICO                  Common     713448108    $408,000       11,580  X                                                   11,580

JOHNSON & JOHNSON        Common     478160104    $894,000        9,590  X                                                    9,590

MATTEL INC               Common     577081102    $640,000       48,731  X                                  850   14,225     33,656

MC DONALD'S              Common     580135101    $226,000        5,615  X                                                    5,615

BP AMOCO                 Common     055622104    $377,000        6,348  X                                                    6,348

IRON MOUNTAIN            Common     46284P104    $431,000       10,975  X                                                   10,975

SBC COMMUNICATIONS       Common     78387G103    $752,000       15,426  X                                                   15,426

SOLUTIA INC              Common     834376105    $319,000       20,637  X                                                   20,637

TEXACO INC               Common     881694103    $272,000        5,000  X                                                    5,000

EARTHGRAINS              Common     270319106    $170,000       10,529  X                                                   10,529

FOX ENTERTAINMENT        Common     35138T107    $285,000       11,425  X                                                   11,425

MCI WORLDCOM             Common     55268B106  $1,269,000       23,916  X                                                   23,916

ZEBRA TECHNOLOGIES       Common     989207105  $8,785,000      150,170  X                                1,175   22,955    126,040

PIERCH LEAHY             Common     720722107  $8,168,000      188,850  X                                  775   31,850    156,225

TRANSOCEAN SEDCO FOREX   Common     G90078109    $523,000       15,518  X                                  127    2,054     13,337


TOTAL COMMON STOCK FMV                       $129,086,000

TOTAL PFD STOCK                                      -0-

TOTAL FMV COMMON & PFD                       $129,086,000



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